UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Southport Energy Plus Partners, L.P.*

Address:    200 Greenwich Avenue
            Greenwich, Connecticut 06830

13F File Number: 028-13236

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Slavko Negulic
Title:      Chief Financial Officer
Phone:      (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic            Greenwich, Connecticut          May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

* As of 1/1/2013 there was a restructuring and Southport Energy Plus Partners, L.P. now invests all of its assets into Southport Energy Plus Master Fund, L.P. Accordingly, Southport Enery Plus Partners, L.P. no longer holds 13F securities and this will be its last 13F filing for this reporting period.

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

028-11115                Sound Energy Partners, Inc.